Shareholder's equity - Capital reserve (Details) $ / shares in Units, € in Thousands, $ in Millions				12 Months Ended
	Apr. 23, 2025 EUR (€) shares	Jan. 21, 2021 EUR (€) shares	Jan. 21, 2021 USD ($) $ / shares shares	Jun. 30, 2025 EUR (€)
Shareholder's equity
Capital increase | €				€ 345,553
Capital reserve
Shareholder's equity
Capital increase | €				€ 345,552
YOOX Net-a-Porter Group S.p.A (YNAP)
Shareholder's equity
Number of shares issued | shares	49,741,342
YOOX Net-a-Porter Group S.p.A (YNAP) | Capital reserve
Shareholder's equity
Capital increase | €	€ 345,552
IPO
Shareholder's equity
Initial public offering | shares		17,994,117	17,994,117
Public offering price | $ / shares			$ 26
Number of ADS issued during period | shares		14,233,823	14,233,823
Proceeds net of underwriting discounts and related expenses | $			$ 344.2
Number of ADSs sold by prior shareholder | shares		3,760,294	3,760,294
Total Transaction Costs Incurred | €		€ 16,740
Transaction Cost related to IPO | €		4,550
Deferred tax reflected in equity | €		1,249
IPO | Selling, general and administrative expenses
Shareholder's equity
Share issued cost related to IPO | €		€ (12,190)
Over allotment
Shareholder's equity
Number of ADSs sold through underwriter's exercise of options | shares		2,347,058	2,347,058
Over allotment | Shares issued by entity
Shareholder's equity
Number of ADS sold | shares		586,764	586,764
Over allotment | Shares sold by sole shareholder
Shareholder's equity
Number of ADSs sold by shareholder | shares		1,760,294	1,760,294